Beck, Mack & Oliver Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
1
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table includes Common Stock and a
Warrant. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
Shares Security Description Value
Common Stock - 99.0%
Communication Services - 15.1%
1,300 Alphabet, Inc., Class C
(a)
$ 2,277,444
176,000 CenturyLink, Inc. 1,716,000
68,000 Discovery, Inc., Class C
(a)
1,780,920
5,774,364
Consumer Discretionary - 1.7%
6,000 Hilton Worldwide Holdings, Inc. 667,560
Energy - 6.1%
70,000 Enterprise Products Partners LP 1,371,300
80,000 Matador Resources Co.
(a)
964,800
2,336,100
Financials - 32.2%
51,000 Apollo Global Management, Inc. 2,497,980
5,000 Credit Acceptance Corp.
(a)
1,730,700
11,500 Enstar Group, Ltd.
(a)
2,356,235
16,000 JPMorgan Chase & Co. 2,033,120
45,000 The Blackstone Group, Inc., Class A 2,916,450
15,000 The Charles Schwab Corp. 795,600
12,330,085
Health Care - 16.7%
6,000 Abbott Laboratories 656,940
28,000 Grifols SA, ADR 516,320
9,000 Laboratory Corp. of America
Holdings
(a)
1,831,950
65,000 RadNet, Inc.
(a)
1,272,050
130,000 Teva Pharmaceutical Industries, Ltd.,
ADR
(a)
1,254,500
3,500 Waters Corp.
(a)
865,970
6,397,730
Industrials - 14.1%
20,000 Advanced Drainage Systems, Inc. 1,671,600
14,000 Armstrong World Industries, Inc. 1,041,460
18,000 Ashtead Group PLC 869,940
15,000 CAE, Inc. 416,100
19,000 Westinghouse Air Brake Technologies
Corp. 1,390,800
5,389,900
Information Technology - 10.6%
205,000 BlackBerry, Ltd.
(a)
1,359,150
1,000 Mastercard, Inc., Class A 356,940
10,500 Microsoft Corp. 2,335,410
4,051,500
Materials - 2.5%
1,300 The Sherwin-Williams Co. 955,383
Total Common Stock (Cost $26,732,831) 37,902,622
Investments, at value - 99.0% (Cost $26,732,831) $ 37,902,622
Other Assets & Liabilities, Net - 1.0% 373,099
Net Assets - 100.0% $ 38,275,721
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 37,902,622
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 37,902,622

Beck, Mack & Oliver Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
2
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.